INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Raw materials		$ 547	$ 367
Finished goods inventory		138	308
Inventory	$ 771	$ 685	$ 675